Statements Of Changes In Owners' Capital (The Series Of The Frontier Fund - Berkeley/Graham/Tiverton And Currency Series) (USD $)	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009		Dec. 31, 2008
Berkeley/Graham/Tiverton Series [Member]
Sale of Units	$ 73,374	[1]	$ 124,546	[1]	$ 14,949,919	[1]
Redemption of Units	(21,420,598)	[1]	(13,170,179)	[1]	(9,201,430)	[1]
Change in control of ownership - Trading Companies			(14,996,045)	[1]	(4,388,979)	[1]
Contributions			16,000,000	[1]	4,418,397	[1]
Distributions			(2,896,500)	[1]	(820,772)	[1]
Operations attributable to non-controlling interests			1,892,545	[1],[2]	(1,336,526)	[1],[2]
Net increase/ (decrease) in Owners' Capital resulting from operations	(9,268,132)	[1],[2]	3,912,601	[1],[2]	(4,151,058)	[1],[2]
Net increase/ (decrease) in Owners' Capital resulting from operations attributable to controlling interests	(9,268,132)	[1],[2]	3,912,601	[1],[2]	(4,151,058)	[1],[2]
Owners' Capital	39,613,972	[1]	70,229,328	[1]	79,362,360	[1]	79,892,809	[1]
Owners' Capital - Units, Sale of Units	704	[1]	1,202	[1]	134,699	[1]
Owners' Capital - Units, Redemption of Units	(198,042)	[1]	(123,198)	[1]	(84,931)	[1]
Owners' Capital - Units	426,174	[1]	623,512	[1]	745,508	[1]	695,740	[1]
Berkeley/Graham/Tiverton Series [Member] | Managing Owner Class 2 [Member]
Redemption of Units	(120,000)	[1]			(170,000)	[1]
Net increase/ (decrease) in Owners' Capital resulting from operations	(8,650)	[1]	11,018	[1]	(7,368)	[1]
Net increase/ (decrease) in Owners' Capital resulting from operations attributable to controlling interests	(8,650)	[1]	11,018	[1]	(7,368)	[1]
Owners' Capital	7,878	[1]	136,528	[1]	125,510	[1]	302,878	[1]
Owners' Capital - Units, Redemption of Units	(966)	[1]			(1,403)	[1]
Owners' Capital - Units	70	[1]	1,036	[1]	1,036	[1]	2,439	[1]
Berkeley/Graham/Tiverton Series [Member] | Limited Owners Class 1 [Member]
Sale of Units	73,374	[1]	124,546	[1]	10,924,243	[1]
Redemption of Units	(18,343,967)	[1]	(10,995,712)	[1]	(7,507,650)	[1]
Net increase/ (decrease) in Owners' Capital resulting from operations	(8,391,772)	[1]	3,266,796	[1]	(3,926,382)	[1]
Net increase/ (decrease) in Owners' Capital resulting from operations attributable to controlling interests	(8,391,772)	[1]	3,266,796	[1]	(3,926,382)	[1]
Owners' Capital	35,180,631	[1]	61,842,996	[1]	69,447,366	[1]	69,957,155	[1]
Owners' Capital - Units, Sale of Units	704	[1]	1,202	[1]	101,789	[1]
Owners' Capital - Units, Redemption of Units	(174,019)	[1]	(104,985)	[1]	(71,005)	[1]
Owners' Capital - Units	386,533	[1]	559,848	[1]	663,631	[1]	632,847	[1]
Change in net asset value per unit	$ (19.44)	[1]	$ 5.81	[1]	$ (5.89)	[1]
Net asset value per unit	$ 91.02	[1]	$ 110.46	[1]	$ 104.65	[1]	$ 110.54	[1]
Berkeley/Graham/Tiverton Series [Member] | Limited Owners Class 2 [Member]
Sale of Units					4,025,676	[1]
Redemption of Units	(2,956,631)	[1]	(2,174,467)	[1]	(1,523,780)	[1]
Net increase/ (decrease) in Owners' Capital resulting from operations	(867,710)	[1]	634,787	[1]	(217,308)	[1]
Net increase/ (decrease) in Owners' Capital resulting from operations attributable to controlling interests	(867,710)	[1]	634,787	[1]	(217,308)	[1]
Owners' Capital	4,425,463	[1]	8,249,804	[1]	9,789,484	[1]	7,504,896	[1]
Owners' Capital - Units, Sale of Units					32,910	[1]
Owners' Capital - Units, Redemption of Units	(23,057)	[1]	(18,213)	[1]	(12,523)	[1]
Owners' Capital - Units	39,571	[1]	62,628	[1]	80,841	[1]	60,454	[1]
Change in net asset value per unit	$ (19.89)	[1],[3]	$ 10.63	[1],[3]	$ (3.04)	[1],[3]
Net asset value per unit	$ 111.84	[1],[3]	$ 131.73	[1],[3]	$ 121.10	[1],[3]	$ 124.14	[1],[3]
Berkeley/Graham/Tiverton Series [Member] | Non-Controlling Interests [Member]
Change in control of ownership - Trading Companies			(14,996,045)	[1]	(4,388,979)	[1]
Contributions			16,000,000	[1]	4,418,397	[1]
Distributions			(2,896,500)	[1]	(820,772)	[1]
Operations attributable to non-controlling interests			1,892,545	[1]	(1,336,526)	[1]
Owners' Capital							2,127,880	[1]
Currency Series [Member]
Sale of Units	58,429		65,957		652,368
Redemption of Units	(2,257,535)		(3,304,436)		(2,718,649)
Net increase/ (decrease) in Owners' Capital resulting from operations	(620,937)		169,751		(2,572,376)
Net increase/ (decrease) in Owners' Capital resulting from operations attributable to controlling interests	(620,937)		169,751		(2,572,376)
Owners' Capital	4,319,357		7,139,400		10,208,128		14,846,785
Owners' Capital - Units, Sale of Units	789		827		7,075
Owners' Capital - Units, Redemption of Units	(28,385)		(38,811)		(31,137)
Owners' Capital - Units	61,036		88,632		126,616		150,678
Currency Series [Member] | Managing Owner Class 2 [Member]
Redemption of Units			(570,000)
Net increase/ (decrease) in Owners' Capital resulting from operations	(228)		(1,593)		(112,973)
Net increase/ (decrease) in Owners' Capital resulting from operations attributable to controlling interests	(228)		(1,593)		(112,973)
Owners' Capital	2,563		2,791		574,384		687,357
Owners' Capital - Units, Redemption of Units			(6,260)
Owners' Capital - Units	29		29		6,289		6,289
Currency Series [Member] | Limited Owners Class 1 [Member]
Sale of Units	58,429		65,957		570,243
Redemption of Units	(1,610,039)		(1,751,140)		(2,434,358)
Net increase/ (decrease) in Owners' Capital resulting from operations	(601,922)		132,683		(2,101,688)
Net increase/ (decrease) in Owners' Capital resulting from operations attributable to controlling interests	(601,922)		132,683		(2,101,688)
Owners' Capital	4,228,350		6,381,882		7,934,382		11,900,185
Owners' Capital - Units, Sale of Units	789		827		6,288
Owners' Capital - Units, Redemption of Units	(21,486)		(21,855)		(28,285)
Owners' Capital - Units	59,997		80,694		101,722		123,719
Change in net asset value per unit	$ (8.61)		$ 1.09		$ (18.19)
Net asset value per unit	$ 70.48		$ 79.09		$ 78.00		$ 96.19
Currency Series [Member] | Limited Owners Class 2 [Member]
Sale of Units					82,125
Redemption of Units	(647,496)		(983,296)		(284,291)
Net increase/ (decrease) in Owners' Capital resulting from operations	(18,787)		38,661		(357,715)
Net increase/ (decrease) in Owners' Capital resulting from operations attributable to controlling interests	(18,787)		38,661		(357,715)
Owners' Capital	$ 88,444		$ 754,727		$ 1,699,362		$ 2,259,243
Owners' Capital - Units, Sale of Units					787
Owners' Capital - Units, Redemption of Units	(6,899)		(10,696)		(2,852)
Owners' Capital - Units	1,010		7,909		18,605		20,670
Change in net asset value per unit	$ (7.82)	[3]	$ 4.09	[3]	$ (17.96)	[3]
Net asset value per unit	$ 87.61	[3]	$ 95.43	[3]	$ 91.34	[3]	$ 109.30	[3]

[1]	Formerly the Campbell/Graham/Tiverton Series.
[2]	Formerly known as the Campbell/Graham/Tiverton Series.
[3]	Values are for both the Managing Owner and Limited Owners.